Fair Value Measurements - Schedule of Change in Convertible Notes, Current (Details) - BOLT THREADS, INC. [Member] - Convertible notes, current [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Convertible Notes, Current [Line Items]
Balance
Note issuance during the period	15,323
Change in estimated fair value	281
Balance	$ 15,604